General Information and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of exercise control

The following are the entities controlled by Itaú Corpbanca:

				Ownership percentage
	Market	Country	Functional currency	As of December 31, 2018			As of December 31, 2017
				Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%
Itaú Corredores de Bolsa Limitada (ex - CorpBanca Corredores de Bolsa S.A.) (1) (6) (12) (15)	National	Chile		$99.990	0.010	100.000	99.990	0.010	100.000
Itaú Administradora General de Fondos S.A. (ex - Itaú Chile Administradora General de Fondos S.A.) (1) (7) (14)		Chile		$99.994	0.006	100.000	99.988	0.006	99.994
CorpBanca Administradora General de Fondos S.A. (1) (7)		Chile		$—	—	—	—	—	—
Itaú Corredores de Seguros S.A. (ex-Corpbanca Corredores de Seguros S.A) (1) (8) (13)		Chile		$99.900	0.100	100.000	99.990	0.010	100.000
Itaú Chile Corredora de Seguro Ltda. (1) (8)		Chile		$—	—	—	99.900	0.100	100.000
Itaú Asesorías Financieras S.A. (2)		Chile		$99.990	0.010	100.000	99.990	0.010	100.000
CorpLegal S.A. (2)		Chile		$99.990	0.010	100.000	99.990	0.010	100.000
Recaudaciones y Cobranzas Limitada (Ex- Itaú Corpbanca Recaudaciones y Cobranzas S.A.) (2) (9)		Chile		$99.999	0.001	100.000	99.999	0.001	100.000
Itaú Corpbanca New York Branch (2) (10)	Foreign	USA	US$	100.000	—	100.000	100.000	—	100.000
Corpbanca Securities Inc (2) (11)		USA	US$	—	—	—	—	—	—
Itaú Corpbanca Colombia S.A. (Ex-Banco CorpBanca Colombia S.A.) (3)		Colombia	COP$	66.279	—	66.279	66.279	—	66.279
Itaú Corredor de Seguro Colombia S.A. (Ex-Helm Corredor de Seguros S.A) (3)		Colombia	COP$	80.000	—	80.000	80.000	—	80.000
Itaú Securities Services Colombia S.A. Sociedad Fiduciaria (Ex-CorpBanca Investment Trust Colombia S.A.) (3)		Colombia	COP$	5.499	62.634	68.133	5.499	62.634	68.133
Itaú Comisionista de Bolsa Colombia S.A (Ex-Helm Comisionista de Bolsa S.A.) (3)		Colombia	COP$	2.219	64.807	67.026	2.219	64.807	67.026
Itaú Asset Management Colombia S.A. Sociedad Fiduciaria (Ex-Helm Fiduciaria S.A) (3)		Colombia	COP$	—	66.266	66.266	—	66.266	66.266
Itaú (Panamá) S.A. (Ex-Helm Bank (Panamá) S.A.) (4)		Panama	US$	—	66.279	66.279	—	66.279	66.279
Itaú Casa de Valores S.A (ex-Helm Casa de Valores (Panama) S.A.) (5)		Panama	US$	—	66.279	66.279	—	66.279	66.279

(1)	Companies regulated by the Chilean Financial Market Commission, hereinafter CMF (formerly Superintendency of Securities and Insurance – SVS)
(2)	Companies regulated by the Superintendency of Banks and Financial Institutions (SBIF) of Chile.
(3)	Companies regulated by the Colombian Financial Superintendency (SFC), which has entered into a supervision agreement with the SBIF.
(4)	Company regulated by the Superintendency of Banks of Panama.
(5)	Company regulated by the Superintendency of the Securities Market of Panama.
(6)

On January 1, 2017, the merger of Corpbanca Corredores de Bolsa S.A. and Itaú BBA Corredor de Bolsa Ltda. took place, by which the latter absorbed the first, and its new corporate name is Itaú Corpbanca Corredores de Bolsa S.A.

(7)

On December 29, 2017, the merger of Corpbanca Administradora General de Fondos S.A. and Itaú Chile Administradora General de Fondos, took place, by which the latter absorbed the first and its new corporate name is Itaú Administradora General de Fondos S.A.

(8)

On April 1, 2018, the merger of Corpbanca Corredores de Seguros S.A. and Itaú Chile Corredora de Seguros Limitada took place, by which the latter absorbed the first, and its new corporate name is Itaú Corpbanca Corredores de Seguros S.A.

(9)	On November 5, 2018, Itaú Corpbanca Recaudaciones y Cobranzas S.A. changed its legal name to Recaudaciones y Cobranzas Limitada.
(10)	Company regulated by the Office of the Comptroller of the Currency (OCC) and the Federal Reserve (FED).
(11)	On December 18, 2017, the dissolution of the branch located in New York was authorized.
(12)

On July 4, 2018, Itaú Asesorías Financieras S.A. acquired 2 shares of the company to minority shareholders, therefore Itaú Corpbanca and subsidiaries controls, directly and indirectly, 100% of the company’s shares.

(13)	On September 10, 2018, Itaú Corpbanca acquired 127,901 shares of the company to minority shareholders, therefore Itaú Corpbanca controls, directly and indirectly, 100% of the company´s shares.
(14)	On December 10, 2018, Itaú Corpbanca acquired 1 share from a minority investor, with what passes and directly controls 100% of the entity.
(15)	On August 1, 2018, the corporate name of Itaú Corpbanca Corredores de Bolsa S.A. was changed to Itaú Corredores de Bolsa Limitada.

Schedule of Loans and Account Receivable Charge-Offs overdue and current installments

Loan and accounts receivable charge-offs are recorded for overdue and current installments based on the time periods expired since reaching overdue status, as described below:

Type of loan	Term

Consumer loans with or without collateral

Other transactions without collateral

Commercial loans with collateral

Mortgage loans

Consumer leasing

Other non-mortgage leasing transactions

Mortgage leasing (household and business)

6 months 24 months 36 months 48 months 6 months 12 months 36 months